SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals 1)	6 Months Ended
Jun. 30, 2012
Website Development Cost [Member]
Intangible Assets
Intangible assets, useful life	3 years
Minimum [Member] | Technology Licensing [Member]
Intangible Assets
Intangible assets, useful life	5 years
Maximum [Member] | Technology Licensing [Member]
Intangible Assets
Intangible assets, useful life	15 years
Machinery and Equipment [Member] | Minimum [Member]
Property and equipment
Property and equipment, estimated useful lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property and equipment
Property and equipment, estimated useful lives	5 years